------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         Stefanie V. Chang
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley Asset Management Limited;       VICE PRESIDENT
Managing Director, Morgan Stanley & Co. Incorporated    Joseph P. Stadler
Michael F. Klein                                        VICE PRESIDENT
DIRECTOR AND PRESIDENT                                  Valerie Y. Lewis
Principal, Morgan Stanley Asset Management Inc. and     SECRETARY
Morgan Stanley &                                        Karl O. Hartmann
Co. Incorporated                                        ASSISTANT SECRETARY
John D. Barrett II                                      Joanna M. Haigney
Chairman and Director,                                  TREASURER
Barrett Associates, Inc.                                Rene J. Feuerman
Gerard E. Jones                                         ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Plastics Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                            GLOBAL EQUITY PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

LETTER TO SHAREHOLDERS
-------

The Global Equity Portfolio is managed with the objective of obtaining long-term capital appreciation by investing in equity securities of issuers throughout the world, including U.S. issuers. Investments may also be made with discretion in emerging markets.

For the three months ended March 31, 1998, the Portfolio had a total return of 16.31% for the Class A shares and 16.14% for the Class B shares compared to a total return of 14.32% for the Morgan Stanley Capital International (MSCI) World Index (the "Index"). For the one year ended March 31, 1998, the Portfolio had a total return of 40.64% for the Class A shares and 40.09% for the

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(1)
----------------------------------------------------

                                                  TOTAL RETURNS(2)
                                ----------------------------------------------------
                                                          AVERAGE
                                                          ANNUAL         AVERAGE
                                               ONE         FIVE       ANNUAL SINCE
                                   YTD        YEAR         YEARS        INCEPTION
                                ---------  -----------  -----------  ---------------
PORTFOLIO--CLASS A............      16.31%      40.64%       23.34%         22.28%
PORTFOLIO--CLASS B............      16.14       40.09          N/A          28.28
INDEX--CLASS A................      14.32       31.96        16.54          15.74
INDEX--CLASS B................      14.32       31.96          N/A          19.64

1. The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region (includes dividends).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED IN THIS OVERVIEW ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

Class B shares compared to 31.96% for the Index. For the five year period ended March 31, 1998 the average annual total return of the Class A shares was 23.34% compared to 16.54% for the Index. From inception on July 15, 1992 to March 31, 1998, the average annual total return of Class A was 22.28% compared to 15.74% for the Index. From inception on January 2, 1996 to March 31, 1998, the average annual total return of Class B was 28.28% compared to 19.64% for the Index.

Our first quarter outperformance was due largely to stock specific performance throughout the European region, where we remain overweight. Notable contributions came from stocks in Switzerland, Spain, Italy and Ireland. Our continued underweighting in Japan again contributed. Offsetting this was relative underperformance from some of our U.S. holdings.

Outperformance during the first quarter of 1998 was due largely to strong relative performance from many of our holdings across Europe, where we remain overweight. Strong stock selection in Switzerland was a contributing factor, with Ascom up 62% and Holderbank up 28%, Telefonica in Spain up 54%, and Telecom Italia up 39%. In the Netherlands, ING was a strong performer, up 34%, while in Germany outperformance came from our holdings in Volkswagen and BASF, and Green Property, the Anglo/Irish investor and developer, was up 25%. Our underweight position in Japan and Asia again contributed positively to relative performance. Offsetting this was stock selection in the United States, where the educational publisher Houghton Mifflin ended the quarter down 17% on news of likely flat earnings in 1998 due to changes in state education adoption policies, while our oil stocks were impacted by the weakness in crude.

Our U.S. weighting has fallen marginally in recent months as some of our U.S. stocks have reached their price targets and we find better relative value elsewhere. In Europe we remain overweight on relative valuation grounds and have been encouraged by the increasing focus on shareholder value in these markets. In Japan we continue to struggle to find value other than in selected sectors such as pharmaceuticals. With regards to other Asian markets, we are unconvinced that the worst is over yet, although there seems to be some stability returning to currency markets.

Frenetic merger and acquisition activity, net inflows of U.S. $60 billion into equity mutual funds, robust economic growth and the first balanced budget in 50 years resulted in a further staggering 13.9% rise in the MSCI USA Index over the first quarter, with the market ignoring several higher profile earnings disappointments. Despite the remarks of Greenspan's Humphrey Hawkins testimony, cyclicals enjoyed a particularly strong quarter on the back of a very strong economy which has yet to feel the chill winds of the Asian crisis. Euphoric consumer confidence levels also boosted retail stocks while the housing sector remained strong, boosted by refinancing gains, the secure employment environment, and strong income growth. Tobacco stocks remained weak on settlement uncertainty, as did chemicals.

The MSCI Europe Index ended the first quarter a phenomenal 20.3% higher in U.S. dollars and 22.2% in local-currency terms on the back of a liquidity bubble, heightened M&A activity and improving economic sentiment across the region. With the exception of Norway (heavy oil stock weighting), all European markets posted double-digit returns with Italy, Spain, and Finland providing dollar based returns in the mid- to high thirties. Top-performing sectors included autos, telecommunications and consumer staples. In contrast, media, oils, and chemicals were among the quarter's worst performers. The MSCI U.K. Index rose 18.1% in U.S. dollar terms and 16% in sterling over the quarter on the back of merger speculation, despite sterling rising to a nine-year high against the Deutschemark on speculation of a further base-rate rise.

Despite attempts to buttress March year end prices, Japan still turned in one of the weakest first-quarter performances among the developed markets, advancing only 2.0% in U.S. dollar terms and 4.7% in yen. More bankruptcies, highlighted by the failure of Daiichi Corp., and further bribery scandals punctuated the quarter as the banks continued to write off billions of dollars in problem loans. Weakening retail spending (department store sales fell 7% in February), declining auto sales, and tumbling exports to Southeast Asia all contributed to the mire as industrial production fell an additional 3.3% in February. Although the government's latest economic stimulus package (announced in March) carried a headline figure of Y16 trillion only half of this is believed to be new money, with the quarter ending with an exceptionally weak Tankan survey.

Frances Campion
PORTFOLIO MANAGER

April 1998

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1998

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (93.4%)
  AUSTRALIA (0.9%)
        205,100    CSR Ltd.                             $     712
        186,800    Telstra Corp., Ltd. (Installment
                    Receipts-Final Installment: AUD
                    1.35/share due 11/17/98)                  481
                                                        ---------
                                                            1,193
                                                        ---------
  BELGIUM (0.1%)
          2,300    G.I.B. Group                               115
                                                        ---------
  CANADA (1.9%)
         18,530    Potash Corp. of Saskatchewan, Inc.       1,684
         32,120    TELUS Corp.                                940
                                                        ---------
                                                            2,624
                                                        ---------
  FINLAND (0.4%)
         33,050    Valmet Oyj                                 530
                                                        ---------
  FRANCE (3.7%)
          2,010    Bongrain                                 1,025
         11,066    Elf Aquitaine                            1,451
          8,200    France Telecom                             433
          6,300    Groupe Danone                            1,522
         11,000    Scor                                       630
                                                        ---------
                                                            5,061
                                                        ---------
  GERMANY (5.6%)
         51,900    BASF AG                                  2,296
         32,920    Bayer AG                                 1,498
          3,470    Karstadt AG                              1,351
          2,364    Sinn AG                                    403
         14,100    VEBA AG                                  1,005
            800    Viag AG                                    440
          1,000    Volkswagen AG                              783
                                                        ---------
                                                            7,776
                                                        ---------
  HONG KONG (0.7%)
        287,000    Hysan Development Co., Ltd.                463
        196,481    Jardine Strategic Holdings, Inc.           538
                                                        ---------
                                                            1,001
                                                        ---------
  IRELAND (4.7%)
        719,478    Anglo Irish Bank Corp. plc               1,663
         80,530    Bank of Ireland                          1,598
         69,200    Clondalkin Group plc                       706
        342,981    Green Property plc                       2,448
         13,694    Irish Life plc                             125
                                                        ---------
                                                            6,540
                                                        ---------
  ITALY (4.2%)
        164,800    Mediaset S.p.A.                          1,043

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        781,813    Telecom Italia S.p.A. Di Risp
                    (NCS)                               $   4,790
                                                        ---------
                                                            5,833
                                                        ---------
  JAPAN (6.3%)
         66,000    Fuji Photo Film Ltd.                     2,455
         70,000    Fujisawa Pharmaceutical Co., Ltd.          625
         21,000    Hitachi Ltd.                               153
         81,000    Kao Corp.                                1,063
         47,000    Matsushita Electric Industrial
                    Co., Ltd.                                 754
        222,000    NKK Corp.                                  200
        140,000    Nichido Fire & Marine Insurance
                    Co., Ltd.                                 756
          9,000    Sony Corp.                                 763
         86,000    Sumitomo Rubber Industries                 447
         13,000    TDK Corp.                                1,004
         37,000    Toyo Seikan Kaisha Ltd.                    555
                                                        ---------
                                                            8,775
                                                        ---------
  NETHERLANDS (4.5%)
         83,012    ABN Amro Holding N.V.                    1,915
         12,800    Benckiser N.V., Class B                    707
         18,880    Hollandsche Beton Groep N.V.               369
         35,324    ING Groep N.V.                           2,004
         17,200    Philips Electronics N.V.                 1,262
                                                        ---------
                                                            6,257
                                                        ---------
  NEW ZEALAND (0.7%)
        362,100    Lion Nathan Ltd.                           933
                                                        ---------
  PORTUGAL (0.3%)
         13,450    Cimpor SGPS                                474
                                                        ---------
  SPAIN (3.4%)
         93,700    Iberdrola                                1,424
         74,800    Telefonica de Espana                     3,299
                                                        ---------
                                                            4,723
                                                        ---------
  SWEDEN (1.6%)
        201,800    Nordbanken Holding AB                    1,338
         14,300    Skandia Forsakrings AB                     932
                                                        ---------
                                                            2,270
                                                        ---------
  SWITZERLAND (4.7%)
            300    ABB AG (Bearer)                            448
            800    Ascom Holdings AG (Bearer)               1,672
            370    Bobst AG (Bearer)                          707
             30    Cie Financiere Richemont AG,
                    Class A                                    40
          2,500    Forbo Holding AG (Registered)            1,380
            835    Holderbank Financiere Glarus AG,
                    Class B (Bearer)                          877
            100    Nestle (Registered)                        191

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SWITZERLAND (CONTINUED)
            780    SIG-Schweizerische Industrie-
                    Gesellschaft Holdings AG
                    (Registered)                        $   1,218
                                                        ---------
                                                            6,533
                                                        ---------
  UNITED KINGDOM (12.3%)
        228,888    Aggreko plc                                671
         54,821    Bass plc                                 1,052
         45,500    Burmah Castrol plc                         929
        126,500    BTR plc                                    415
        228,888    Christian Salvesen plc                     437
         37,850    Danka Business Systems plc ADR             695
        124,000    English China Clays plc                    499
         78,000    Imperial Tobacco Group plc                 574
        105,028    John Mowlem & Co. plc                      217
        241,400    Matthews (Bernard) plc                     364
         94,600    Peninsular & Oriental Steam
                    Navigation Co.                          1,419
        653,333    Pentos plc                                  --
        118,100    Premier Farnell plc                        759
        138,491    Reckitt & Colman plc                     2,569
         42,267    Rolls-Royce plc                            198
        160,800    Royal & Sun Alliance Insurance
                    Group plc                               2,051
         81,453    Southern Electric plc                      748
         45,777    Tate & Lyle plc                            400
        160,000    Unilever plc                             1,515
        272,200    WPP Group plc                            1,551
                                                        ---------
                                                           17,063
                                                        ---------
  UNITED STATES (37.4%)
         29,600    Albertson's, Inc.                        1,558
         17,750    Aluminum Company of America              1,221
         20,550    American Stores Co.                        534
         36,904    Ascent Entertainment Group, Inc.           381
         28,400    B.F. Goodrich Co.                        1,450
         47,400    BJ's Wholesale Club, Inc.                1,849
         26,300    Beazer Homes USA, Inc.                     676
         28,700    Borg-Warner Automotive, Inc.             1,840
          9,007    Browning-Ferris Industries, Inc.           294
        107,300    Cadiz Land Co., Inc.                     1,281
         22,000    Cadiz Land Co., Inc. (Restricted
                    Shares)                                   263
         98,100    COMSAT Corp.                             3,378
         99,550    Data General Corp.                       1,761
        109,000    Egghead, Inc.                            1,172
         43,100    Enhance Financial Services Group,
                    Inc.                                    2,993
         47,000    Finova Group, Inc.                       2,767
         90,600    GenRad, Inc.                             2,814
         11,700    General Signal Corp.                       547
         21,300    Georgia-Pacific Corp.                    1,379
         13,800    Georgia Pacific Corp. (Timber
                    Group)                                    354
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         47,400    Homebase, Inc.                       $     397
         77,600    Houghton Mifflin Co.                     2,473
         23,350    IBP, Inc.                                  524
         83,000    InteliData Technologies Corp.              249
         20,900    Lukens, Inc.                               683
         22,400    MBIA, Inc.                               1,736
         19,400    Mellon Bank Corp.                        1,232
         29,562    NCR Corp.                                  977
         42,510    Noble Drilling Corp.                     1,299
         41,015    Ocean Energy Inc.                          966
         60,700    Penncorp Financial Group, Inc.           1,753
          2,000    Pennzoil Co.                               129
         55,400    Pharmacia & Upjohn, Inc.                 2,424
         85,200    Philip Morris Cos., Inc.                 3,552
         11,300    Tecumseh Products Co., Class A             607
         29,200    Tenneco, Inc.                            1,246
         38,100    Terra Nova (Bermuda) Holdings
                    Ltd., Class A                           1,162
         16,800    Toys "R" Us, Inc.                          505
          3,850    Tupperware Corp.                           103
         28,800    UST Corp.                                  817
         14,800    United Dominion Industries Ltd.            480
        135,400    WorldCorp, Inc.                            127
                                                        ---------
                                                           51,953
                                                        ---------
TOTAL COMMON STOCKS (Cost $87,147)                        129,654
                                                        ---------
PREFERRED STOCKS (1.2%)
  GERMANY (1.2%)
          3,000    Volkswagen AG (Cost $647)                1,700
                                                        ---------

    NO. OF
    RIGHTS
---------------
RIGHTS (0.1%)
  GERMANY (0.1%)
          4,000    Volkswagen AG, expiring 4/7/98
                    (Cost $0)                                  70
                                                        ---------
TOTAL FOREIGN & U.S. SECURITIES (94.7%) (Cost
$87,794)                                                  131,424
                                                        ---------

     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENT (4.3%)
  REPURCHASE AGREEMENT (4.3%)
$         5,930    Chase Securities, Inc. 5.60%,
                    dated 3/31/98, due 4/01/98, to be
                    repurchased at $5,931,
                    collateralized by U.S. Treasury
                    Notes, 6.25%, due 4/30/01, valued
                    at $6,062 (Cost $5,930)                 5,930
                                                        ---------

    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
FOREIGN CURRENCY (0.5%)
     BEF    180    Belgian Franc                        $       5
      GBP   448    British Pound                              750
      CAD    13    Canadian Dollar                              9
      DEM    25    German Mark                                 14
     JPY    365    Japanese Yen                                 3
     ESP    300    Spanish Peseta                               2
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $772)                            783
                                                        ---------
TOTAL INVESTMENTS (99.5%) (Cost $94,496)                  138,137
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.5%)
  Other Assets                                             12,972
  Liabilities                                             (12,297)
                                                        ---------
                                                              675
                                                        ---------
NET ASSETS (100%)                                       $ 138,812
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                               $129,538
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 6,013,252 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $21.54
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                 $9,274
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 432,644 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $21.44
                                                        ---------
                                                        ---------

------------------------------
ADR -- American Depositary Receipt
AUD -- Australian Dollar
NCS -- Non Convertible Shares